Note 3 - Cash and Cash Equivalents (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Cash, Ending Balance	$ 1,169	$ 3,225
Cash Equivalents, at Carrying Value, Total	$ 14,239	$ 7,406